Financial Instruments - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Detail) - Fair value [member] - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of Detailed Information about Financial Instruments [Line Items]
Available-for-sale financial assets		€ 564	€ 655
Financial assets at fair value through other comprehensive income	€ 288
Level 1 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Available-for-sale financial assets		215	277
Financial assets at fair value through other comprehensive income	143
Financial assets at fair value through profit or loss:
Other	185	137
Level 2 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Available-for-sale financial assets		7	8
Financial assets at fair value through other comprehensive income	4
Financial assets at fair value through profit or loss:
Derivatives	366	173	376
Other			104
Liabilities at fair value
Derivatives	(588)	(534)	(392)
Level 3 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Available-for-sale financial assets		342	370
Financial assets at fair value through other comprehensive income	141
Financial assets at fair value through profit or loss:
Other	194	2	2
Liabilities at fair value
Contingent Consideration	€ (199)	€ (445)	€ (413)